SIGNIFICANT ACCOUNTING POLICIES - Short-term investments (Details) - Short-term Investments - Fair Value, Inputs, Level 2 [Member] ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Debt Securities, Available-for-sale [Line Items]
Aggregate cost basis	¥ 391,360
Gross unrealized holding gain	311
Aggregate fair value	¥ 391,671